Income Taxes - Components of provision for income taxes (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Taxes currently payable
Federal									$ 813,409	$ 1,037,608
State									406,770	466,765
Deferred income taxes									(31,880)	(166,886)
Income tax expense	$ 207,234	$ 271,739	$ 270,539	$ 438,787	$ 254,015	$ 417,870	$ 298,713	$ 366,889	$ 1,188,299	$ 1,337,487